Schedule of Investments TCW Durable Growth ETF January 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 23.5%
General Electric Co.	21,253	$6,520,208
HEICO Corp.	13,614	4,505,009
Safran S.A.	8,359	2,982,410
TransDigm Group, Inc.	5,588	7,977,094
		21,984,721
Building Products - 2.1%
Trane Technologies plc	4,569	1,921,630
Capital Markets - 7.4%
LPL Financial Holdings, Inc.	7,453	2,716,619
S&P Global, Inc.	7,939	4,190,124
		6,906,743
Chemicals - 3.0%
Linde plc	6,129	2,800,769
Commercial Services & Supplies - 5.4%
RB Global, Inc.	28,313	3,215,507
Waste Connections, Inc.	10,963	1,837,399
		5,052,906
Electrical Equipment - 2.3%
AMETEK, Inc.	9,593	2,148,640
Electronic Equipment, Instruments & Components - 2.6%
Mirion Technologies, Inc., Class A*	98,746	2,452,851
Financial Services - 8.8%
Jack Henry & Associates, Inc.	12,964	2,323,278
Mastercard, Inc., Class A	5,554	2,992,440
Visa, Inc., Class A	9,054	2,913,849
		8,229,567
Hotels, Restaurants & Leisure - 4.3%
Hilton Worldwide Holdings, Inc.	13,529	4,038,542
Interactive Media & Services - 7.0%
Alphabet, Inc., Class A	19,443	6,571,734
Life Sciences Tools & Services - 1.5%
Danaher Corp.	6,208	1,358,869
Semiconductors & Semiconductor Equipment - 7.3%
Broadcom, Inc.	20,574	6,816,166
Investments	Shares	Value
Software - 18.0%
Cadence Design Systems, Inc.*	11,489	$3,404,880
Constellation Software, Inc.	454	837,869
Crowdstrike Holdings, Inc., Class A*	2,919	1,288,461
Fair Isaac Corp.*	2,423	3,545,261
Microsoft Corp.	12,286	5,286,543
PTC, Inc.*	7,219	1,127,102
Roper Technologies, Inc.	3,568	1,324,549
		16,814,665
Specialty Retail - 3.9%
O’Reilly Automotive, Inc.*	36,904	3,631,723
Total Common Stocks
(Cost $83,443,573)		90,729,526
WARRANTS - 0.0%†
Software - 0.0%†
Constellation Software, Inc.*†† (Cost $0)	14,592	0	**
	Principal
Short-Term Investments - 3.1%
Time Deposit - 3.1%
Citibank, New York 2.98% 2/2/2026
(Cost $2,860,048)	$2,860,048	2,860,048
Total Investments - 100.2%	–%
(Cost $86,303,621)		$93,589,574
Liabilities in Excess of Other Assets - (0.2)%		(204,024)
Net Assets - 100.0%	–	$93,385,550

*	Non-income producing security.
**	Amount rounds to less than $0.50.
†	Represents less than 0.05%.
††	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.

Schedule of Investments (Continued) TCW Durable Growth ETF January 31, 2026 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks*	$90,729,526	$–	$–		$90,729,526
Warrants*	–	–	0	**	0	**
Short-Term Investments
Time Deposit	2,860,048	–	–		2,860,048
Total Investments	$93,589,574	$–	$0	**	$93,589,574

*	Please refer to the Schedule of Investments to view securities segregated by industry.
**	Amount rounds to less than $0.50.